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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/02

Check here if Amendment [x]; Amendment Number:    12

This Amendment (Check only one.): [ ] is a restatement.

[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NEUMEIER INVESTMENT COUNSEL LLC

Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923

Form 13F File Number: 28-4792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PETER NEUMEIER

Title: PRESIDENT

Phone: 831-625-6355

Signature, Place, and Date of Signing:

    /s/ Peter Neumeier               Carmel, California            5/14/02
--------------------------       --------------------------    ---------------
    [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $221030
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]


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
                                            FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                          COLUMN 2   COLUMN 3     COLUMN 4         COLUMN 5        COL. 6     COLUMN 7         COLUMN 8
------------------------------   ---------   --------     --------   --------------------  -------    ---------  -------------------
                                                                                                       OTHER       VOTING AUTHORITY
                                   TITLE                   VALUE     SHARES/  SH/P  PUT/  INVSTMT     MANAGERS   -------------------
NAME OF ISSUER                    OF CLASS    CUSIP       (x$1000)   PRN AMT  RN    CALL  DSCRETN     NONE       SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Arthur J. Gallagher                 COM      363576109       8217    250750                250750                164700   86050
------------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc.                       COM      052769106       5761    123400                123400                 87800   35600
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Avnet Inc.                          COM      053807103       2280     84250                 84250                 53972   30278
------------------------------------------------------------------------------------------------------------------------------------
Borders Inc.                        COM      099709107       6214    259900                259900                189900   70000
------------------------------------------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.             COM      195493309       8783    588700                588700                401500  187200
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Dentsply International              COM      249030107       6169    166462                166462                109350   57112
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Doral Financial Corporation         COM      25811P100       9665    284675                284675                194100   90575
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Engelhard Corporation               COM      292845104      11255    362700                362700                234800  127900
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Furniture Brands International      COM      360921100      11102    304575                304575                201900  102675
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Harman International                COM      413086109      11998    243125                243125                166000   77125
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Haverty Furniture                   COM      419596101       5158    299700                299700                168700  131000
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ICN Pharmaceuticals Inc.            COM      448924100       4461    140505                140505                100080   40425
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Jacobs Engineering Group            COM      469814107       6459     90600                 90600                 55900   34700
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John Nuveen Company                 CLA      478035108      11024    199900                199900                141250   58650
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Kemet Corporation                   COM      488360108       2424    125120                125120                 91300   33820
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Lone Star Technologies              COM      542312103       1979     86750                 86750                 68200   18550
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Lubrizol Corp.                      COM      549271104       4822    138600                138600                 90000   48600
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Maverick Tube Corp.                 COM      577914104       2237    137100                137100                112000   25100
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc.              COM      608190104      13014    216575                216575                141650   74925
------------------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp.                  COM      60886R103       2770    114000                114000                 82950   31050
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Inc.               COM      637071101       5421    214000                214000                158700   55300
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration                COM      651290108       7644    206650                206650                166050   40600
------------------------------------------------------------------------------------------------------------------------------------
Pittson Brinks Group                COM      725701106       9193    366250                366250                251600  114650
------------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                   COM      750236101       6724    137000                137000                 96100   40900
------------------------------------------------------------------------------------------------------------------------------------
Renaissance RE                      COM      G7496G103      10900    105825                105825                 66300   39525
------------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares           COM      827064106       9066    299700                299700                202500   97200
------------------------------------------------------------------------------------------------------------------------------------
St. Francis Capital Corp.           COM      789374105       3481    146800                146800                 83800   63000
------------------------------------------------------------------------------------------------------------------------------------


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
                                           FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                         COLUMN 2   COLUMN 3     COLUMN 4         COLUMN 5        COL. 6     COLUMN 7         COLUMN 8
-----------------------------   ---------   --------     --------   --------------------  -------    ---------  -------------------
                                                                                                      OTHER       VOTING AUTHORITY
                                  TITLE                   VALUE     SHARES/  SH/P  PUT/  INVSTMT     MANAGERS   -------------------
NAME OF ISSUER                   OF CLASS    CUSIP       (x$1000)   PRN AMT  RN    CALL  DSCRETN     NONE       SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Superior Industries                COM      868168105        9241    189450               189450                109000         80450
-----------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc.                     COM      886423102       10346    244300               244300                157600         86700
-----------------------------------------------------------------------------------------------------------------------------------
Triad Guaranty Inc.                COM      595925105        2999     69000                69000                  7200         61800
-----------------------------------------------------------------------------------------------------------------------------------
Wilmington Trust                   COM      971807102       10223    151875               151875                102500         49375
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